Borrowings - Narrative (Details) $ in Thousands, R$ in Millions		1 Months Ended	7 Months Ended	12 Months Ended
	Sep. 21, 2017 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Collateralized liabilities					$ 188,058	$ 77,055
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 474,300	$ 485,300
Borrowings, nominal rate (as a percent)				97.06%	94.86%
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500,000
Issuance of senior notes	$ 495,700
Senior Notes due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	6.00%
Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				8.60%		8.60%
Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				14.24%		14.24%
Brazilian Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				6.80%		6.80%
Brazilian Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				13.23%		13.23%
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)					3.80%
Nominal amount | R$				R$ 400.0
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA) | IPCA
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				3.80%		3.80%
Argentina Subsidiaries | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Nominal amount								$ 100,000
Tenor period			8 years
Grace period			2 years
Amount received regarding loan agreement with IFC		$ 22,000
Argentina Subsidiaries | IFC Tranche A And B Granted 2020 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)					4.00%
Argentina Subsidiaries | Amended IFC Tranche A And B
Disclosure of detailed information about borrowings [line items]
Nominal amount							$ 60,000
Argentina Subsidiaries | Amended IFC Tranche A And B | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							3.00%
U.S. Dollar | Argentina Subsidiaries | Specific Base-Rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				4.40%		4.40%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				74.50%		74.50%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				117.00%		117.00%